Schedule of Business Acquisition Purchase Price Allocation (Details) - Technology Assessmentand Transfer, Inc. [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Current assets
Cash and cash equivalents	$ 303
Accounts and other receivables, net of allowance	193
Prepaid expenses and other receivables, net of allowance	14
Total current assets	510
Property and equipment, net	599
Operating lease right of use asset	521
Other long-term assets	7
Total assets	1,637
Current liabilities
Accounts payable	105
Accrued liabilities	241
Current portion of debt	6
Current portion of related party debt	242
Current portion of operating lease liability	179
Total current liabilities	773
Debt, net of current portion	393
Related party debt, net of current portion	107
Operating lease liability, net of current portion	342
Total liabilities	1,615
Net assets acquired	$ 22